Mineral Property Interests (Details Narrative) - Angel's Camp Property	12 Months Ended
Jul. 31, 2020 CAD ($)
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Return royalty payable percentage	1.00%
Nominal amount from royalty	$ 1